Loans	12 Months Ended
Sep. 30, 2023
Loans
Loans

Note 8 - Loans

Short-term and long-term loans from the Company consist of the following:

	As of	As of
	September 30,	September 30,
	2023	2022
Short-term loans
Xiaoshan Rural Commercial Bank	$1,041,667	$-
China Guangfa Bank Co., Ltd.	685,307	-
Bank of Beijing	411,184	-
Industrial Bank Co., Ltd	274,123	-
Total short-term loan	$2,412,281	$-
Long-term loans - current portion
Bank of Beijing	$-	$1,124,622
WeBank Co., Ltd	285,934	-
Jiangsu Suning Bank	186,472	140,578
Huaneng Guicheng Trust Co., Ltd.	100,054	80,832
China Resources Shenzhen Investment Trust Co., Ltd.	82,237	159,321
Zhejiang Mintai Commercial Bank	21,587	-
Total long-term loans - current portion	$676,284	$1,505,353

Long-term loans - non-current portion
Bank of Beijing	1,096,491	-
Xiaoshan Rural Commercial Bank	328,947	-
WeBank Co., Ltd	127,874	-
Huaneng Guicheng Trust Co., Ltd.	48,999	57,988
Jiangsu Suning Bank	32,261	140,578
Zhejiang Mintai Commercial Bank	17,989	-
China Resources Shenzhen Investment Trust Co., Ltd.	-	93,719
Total long-term loans - non-current portion	$1,652,561	$292,285

Total short-term and long-term loans	$4,741,126	$1,797,638

The following table summarizing the loan commencement date, loan maturity date, loan amount in RMB and its equivalent to the United States dollar, and the effective annual interest rate of each secured and unsecured short-term and long-term loan:

	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of September 30, 2023	date	date	in RMB	in USD	rate	Note
Secured short-term loans
Xiaoshan Rural Commercial Bank	June 19, 2023	June 18, 2024	7,600,000	$1,041,667	3.20%	1
China Guangfa Bank Co., Ltd.	November 1, 2022	October 31, 2023	5,000,000	685,307	3.95%	2
Industrial Bank Co., Ltd	January 16, 2023	January 14, 2024	2,000,000	274,123	5.13%	3
Total secured short-term loans			14,600,000	$2,001,097

Unsecured short-term loan
Bank of Beijing	January 17, 2023	January 17, 2024	3,000,000	411,184	4.65%
Total unsecured short-term loans			3,000,000	$411,184

Total short-term loans			17,600,000	$2,412,281

Secured long-term loans
Long-term loans, current portion
WeBank Co., Ltd	April 12, 2023	April 1, 2025	885,000	$121,300	12.56%	4
WeBank Co., Ltd	May 15, 2023	May 15, 2025	500,000	68,531	9.00%	4
WeBank Co., Ltd	August 14, 2022	August 1, 2024	479,167	65,675	14.40%	4
WeBank Co., Ltd	May 15, 2023	May 1, 2025	90,000	12,336	13.86%	4
WeBank Co., Ltd	August 1, 2023	July 28, 2025	67,500	9,252	14.11%	4
WeBank Co., Ltd	August 1, 2023	August 1, 2025	64,500	8,840	12.78%	4
Jiangsu Suning Bank	September 2, 2022	September 1, 2024	1,000,000	137,061	12.0%	5
Jiangsu Suning Bank	May 15, 2023	May 1, 2025	210,000	28,783	13.86%	6
Jiangsu Suning Bank	August 1, 2023	August 1, 2025	150,500	20,628	12.78%	6
Huaneng Guicheng Trust Co., Ltd.	December 30, 2022	December 28, 2024	430,000	58,936	12.91%	7
Huaneng Guicheng Trust Co., Ltd.	August 1, 2023	August 1, 2025	300,000	41,118	16.2%	7
China Resources Shenzhen Investment Trust Co., Ltd.	July 1, 2022	July 1, 2024	600,000	82,237	14.4%	8
Zhejiang Mintai Commercial Bank	August 1, 2023	July 28, 2025	157,500	21,587	14.11%	9
Total long-term loans, current portion			4,934,167	$676,284
Long-term loans, non-current portion
Bank of Beijing	April 3, 2023	April 2, 2026	8,000,000	1,096,491	4.75%	10
Xiaoshan Rural Commercial Bank	June 19, 2023	June 18, 2026	2,400,000	328,947	4.50%	1
WeBank Co., Ltd	April 12, 2023	April 1, 2025	442,500	60,651	12.56%	4
WeBank Co., Ltd	May 15, 2023	May 15, 2025	333,333	45,687	9.00%	4
WeBank Co., Ltd	August 1, 2023	August 1, 2025	56,250	7,710	13.86%	4
WeBank Co., Ltd	August 1, 2023	July 28, 2025	52,500	7,196	14.11%	4
WeBank Co., Ltd	August 1, 2023	August 1, 2025	48,375	6,630	12.78%	4
Huaneng Guicheng Trust Co., Ltd.	August 1, 2023	August 1, 2025	250,000	34,265	16.20%	7
Huaneng Guicheng Trust Co., Ltd.	December 30, 2022	December 28, 2024	107,500	14,734	12.91%	7
Jiangsu Suning Bank	May 15, 2023	May 1, 2025	122,500	16,790	13.86%	6
Jiangsu Suning Bank	August 1, 2023	August 1, 2025	112,875	15,471	12.78%	6
Zhejiang Mintai Commercial Bank	July 1, 2022	July 1, 2024	131,250	17,989	14.4%	6
Total long-term loans, non-current portion			12,057,083	$1,652,561

Total short-term and long-term loans			34,591,250	$4,741,126
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
For the year ended September 30, 2022	date	date	in RMB	in USD	rate	Note
Secured long-term bank loans
Long-term loans, current portion
Bank of Beijing	April 6, 2022	April 5, 2026	8,000,000	$1,124,622	4.8%	2
Jiangsu Suning Bank	September 2, 2022	September 1, 2024	1,000,000	140,578	12.0%	5
China Resources Shenzhen Investment Trust Co., Ltd.	July 1, 2022	July 1, 2024	800,000	112,462	14.4%	6
Huaneng Guicheng Trust Co., Ltd.	August 14, 2022	August 1, 2024	575,000	80,832	14.4%	7
China Resources Shenzhen Investment Trust Co., Ltd.	April 30, 2021	April 28, 2023	333,334	46,859	10.8%	6
Total long-term loans, current portion			10,708,334	$1,505,353
Long-term loans, non-current portion
Jiangsu Suning Bank	September 2, 2022	September 1, 2024	1,000,000	140,578	12.0%	6
China Resources Shenzhen Investment Trust Co., Ltd.	July 1, 2022	July 1, 2024	666,667	93,719	14.4%	6
Huaneng Guicheng Trust Co., Ltd.	August 14, 2022	August 1, 2024	412,500	57,988	14.4%	7
Total long-term loans, non-current portion			2,079,167	$292,285

Total short-term and long-term loans			12,787,501	$1,797,638

___________

(1) The loan is secured by real property owned by Mr. Dehong Zhang, a legal representative of Farmmi Food.

(2) The loan is guaranteed by Ms Xinyang Wang, the 100% shareholder of Nongyuan Network, Ms Aihong Wang, sister to Mr Zhengyu Wang, Chairman of the Company, and Mr. Dehong Zhang, a legal representative of Farmmi Food.

(3) The loan is guaranteed by Mr. Dehong Zhang, a legal representative of Farmmi Food for up to RMB2 million ($0.3 million).

(4) The loan is guaranteed by Mr. Dehong Zhang, a legal representative of Farmmi Food for up to RMB5 million ($0.7 million).

(5) The loan is guaranteed by the CEO of the Company, Ms Yefang Zhang on the outstanding principal and interest.

(6) The loan is guaranteed by Mr. Dehong Zhang, a legal representative of Farmmi Food on the outstanding principal and interest.

(7) These loans are guaranteed by a related party, Mr. Dehong Zhang, a legal representative of Farmmi Agricultural for up to RMB3 million ($0.4 million) of the outstanding principal and interest.

(8) These loans are guaranteed by a related party, Mr. Dehong Zhang, a legal representative of Farmmi Agricultural for up to RMB3 million ($0.4 million) of the outstanding principal and interest.

(9) The loan is guaranteed by Mr. Dehong Zhang, a legal representative of Farmmi Food for up to RMB5 million ($0.7 million).

(10) The loan is guaranteed by Ms Xinyang Wang, the 100% shareholder of Nongyuan Network, for up to RMB16 million ($2.2 million) of the outstanding principal and interest and is collateralized by a property owned by Ms Xinyang Wang which has a valuation of RMB19.2 million ($2.6 million).

Interest expenses amounted to $0.2 million, $0.1 million and $53,009 for the years ended September 30, 2023, 2022 and 2021, respectively.